Note 40 - Fee and commission income and expenses - Fee And Commission Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee And Commission Income Expenses
Credit and Debit Cards	€ 2,834	€ 2,679	€ 2,336
Asset Management	923	839	686
Transfers and other payment orders Income	601	578	474
Current Accounts	507	469	405
Contingent risks	396	406	360
Securities fees	385	335	283
Commitment fees	231	237	172
checks	212	207	239
Insurance product commissions	192	178	171
Custody securities	122	122	314
Bills receivables	46	52	94
Other fee and commission income	700	701	807
Total Fee And commission income (Income Statement)	€ 7,150	€ 6,804	€ 6,340